Annual Total Returns[BarChart] - Invesco Global Low Volatility Equity Yield Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.98%)	13.32%	29.23%	(0.26%)	(7.02%)	3.34%	15.85%	(10.46%)	17.35%	(5.23%)